Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share Capital and Share Premium

Share capital and share premium

	Ordinary shares
	2018	2017	2016
	(In thousands of shares)
On issue at January 1,	71,415	70,603	69,919
Issue/conversion of shares	293	812	684
On issue at December 31,	71,708	71,415	70,603